IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
Effective after the close of business on October 7, 2016, shareholders of the Federated Funds will no longer be permitted to exchange into or from the Shares of the following funds:
Federated Institutional Prime 60 Day Fund
Federated Institutional Money Market Management
Federated Institutional Prime Obligations Fund
Federated Institutional Tax-Free Cash Trust
Federated Institutional Prime Value Obligations Fund
The exchange privilege may be modified or terminated at any time.
The Federated Funds include all of the following registrants (unless otherwise noted, this includes any of their portfolios and share classes):
FEDERATED ADJUSTABLE RATE SECURITIES FUND
FEDERATED EQUITY FUNDS
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED FIXED INCOME SECURITIES, INC.
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES FUND, INC.
FEDERATED GOVERNMENT INCOME TRUST
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED HIGH YIELD TRUST
FEDERATED INCOME SECURITIES TRUST
FEDERATED INDEX TRUST
FEDERATED INSTITUTIONAL TRUST
FEDERATED INSURANCE SERIES
FEDERATED INTERNATIONAL SERIES, INC.
FEDERATED INVESTMENT SERIES FUNDS, INC.
FEDERATED MDT SERIES
FEDERATED MDT STOCK TRUST
FEDERATED MUNICIPAL SECURITIES FUND, INC.
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
FEDERATED TOTAL RETURN SERIES, INC.
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
federated u.s. government securities fund: 2-5 years
federated world investment series, inc.
intermediate municipal trust
Money market obligations trust
Federated U.S. Treasury Cash Reserves (All Shares)
October 6, 2016
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453367 (10/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.